Summary of Significant Accounting Policies	12 Months Ended
Mar. 31, 2018
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

Business

DXC Technology Company ("DXC" or the "Company") is a world's leading independent, end-to-end IT services company, serving nearly 6,000 private and public-sector clients from a diverse array of industries across 70 countries. The company's technology independence, global talent and extensive partner network deliver transformative digital offerings and solutions that help clients harness the power of innovation to thrive on change.

Merger with HPES

On April 1, 2017, Computer Sciences Corporation ("CSC") completed its previously announced combination with the Enterprise Services business of Hewlett Packard Enterprise Company ("HPES"), which resulted in CSC becoming a wholly owned subsidiary of DXC (the "HPES Merger"). DXC common stock began regular-way trading under the symbol "DXC" on the New York Stock Exchange on April 3, 2017. See Note 2 - "Acquisitions" for further information.

USPS Separation and Mergers

On May 31, 2018, DXC completed the separation of its U.S. Public Sector business ("USPS") (the "USPS Separation"), and combination of USPS with Vencore Holding Corp. ("Vencore") and KeyPoint Government Solutions ("Keypoint") (the "Mergers") to form Perspecta Inc. ("Perspecta"), an independent public company (collectively, the "USPS Separation and Mergers"). Under the terms of the separation agreements, on May 31, 2018, stockholders who held DXC common stock at the close of business on May 25, 2018 (the “Record Date”), received a distribution of one share of Perspecta common stock for every two shares of DXC common stock held as of the Record Date (the "Distribution"). See Note 3 - "Divestitures" for more information.
Basis of Presentation

In order to make this report easier to read, DXC refers throughout to (i) the Consolidated Financial Statements as the “Financial Statements,” (ii) the Consolidated Statements of Operations as the “Statements of Operations,” (iii) the Consolidated Statement of Comprehensive Income (loss) as the "Statements of Comprehensive Income," (iv) the Consolidated Balance Sheets as the “Balance Sheets,” and (v) the Consolidated Statements of Cash Flows as the “Statements of Cash Flows.” In addition, references throughout to numbered “Notes” refer to the numbered Notes in these Notes to Consolidated Financial Statements, unless otherwise noted.

The accompanying financial statements have been prepared in accordance with the rules and regulations of the U.S. Securities and Exchange Commission for annual reports and accounting principles generally accepted in the United States ("GAAP"). The financial statements include the accounts of DXC, its consolidated subsidiaries, and those business entities in which DXC maintains a controlling interest. Investments in business entities in which the Company does not have control, but has the ability to exercise significant influence over operating and financial policies, are accounted for by the equity method. Other investments are accounted for by the cost method. Non-controlling interests are presented as a separate component within equity in the balance sheets. Net earnings attributable to the non-controlling interests are presented separately in the statements of operations, and comprehensive income attributable to non-controlling interests are presented separately in the statements of comprehensive income. All intercompany transactions and balances have been eliminated.

In connection with the HPES Merger, CSC was deemed the accounting acquirer of HPES for accounting purposes under GAAP, therefore, CSC is considered DXC's predecessor and the historical financial statements of CSC prior to April 1, 2017, are reflected in this Annual Report on Form 10-K as DXC's historical financial statements. Accordingly, the financial results of DXC as of and for any periods ending prior to April 1, 2017 do not include the financial results of HPES, and therefore, are not directly comparable. Additionally, CSC used to report its results based on a fiscal year convention that comprises four thirteen-week quarters. However, effective April 1, 2017, DXC's fiscal year was modified to end on March 31 of each year with each quarter ending on the last calendar day.

During fiscal 2018, the Company changed its primary segment performance measure to segment profit from the previously reported consolidated segment operating income. See Note 18 - "Segment and Geographic Information" for more information. In addition, DXC effected a recapitalization of its common stock and preferred stock (the “Recapitalization”). The Recapitalization, which converted DXC's historical share price from par value $1.00 per share to par value $0.01 per share, resulted in no change to DXC's total stockholders’ equity or earnings per share.

As a result of the USPS Separation, the consolidated statements of operations, consolidated balance sheets, and related financial information reflect USPS's operations, assets and liabilities as discontinued operations for all periods presented. The cash flows of USPS have not been segregated and are included in the consolidated statements of cash flows for fiscal 2018. In addition, USPS is no longer a reportable segment. DXC's reportable segments are Global Business Services ("GBS") and Global Infrastructure Services ("GIS").

During fiscal 2016, CSC completed the separation of its U.S. public sector business ("NPS") and combination of NPS with SRA International, Inc. to form a new independent publicly traded Company; CSRA Inc. (the "NPS Separation"). As a result of the NPS Separation, the statement of operations and related financial information reflect NPS's operations as discontinued operations for fiscal 2016. However, the cash flows and comprehensive income of NPS have not been segregated and are included in the statement of cash flows and statement of comprehensive income for fiscal 2016.

Certain prior year amounts have been reclassified to conform to the current year presentation, specifically, within the balance sheets, "prepaid expenses" and "other current assets" previously aggregated within "prepaid expenses and other current assets" have been separately disclosed and, within the statements of operations, "separation costs" have been aggregated within "selling, general and administrative."
Use of Estimates

The preparation of the financial statements in accordance with GAAP requires the Company's management to make estimates and assumptions that affect reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company bases its estimates on assumptions regarding historical experience, currently available information and anticipated developments that it believes are reasonable and appropriate. However, because the use of estimates involves an inherent degree of uncertainty, actual results could differ from those estimates. Estimates are used for, but not limited to, contracts accounted for using the percentage-of-completion method, cash flows used in the evaluation of impairment of goodwill and other long-lived assets, reserves for uncertain tax benefits, valuation allowances on deferred tax assets, loss accruals for litigation and obligations related to our pension plans. In the opinion of the Company's management, the accompanying financial statements contain all adjustments necessary, including those of a normal recurring nature, to fairly present the financial statements.
Revenue Recognition

The Company's primary service offerings are information technology outsourcing, other professional services, or a combination thereof. Revenue is recognized when persuasive evidence of an arrangement exists, services or products have been provided to the client, the sales price is fixed or determinable, and collectability is reasonably assured. For non-software arrangements that include multiple-elements, revenue recognition involves the identification of separate units of accounting after consideration of combining and/or segmenting contracts and allocation of the arrangement consideration to the units of accounting on the basis of their relative selling price.

Revenue under such contracts is recognized based upon the level of services delivered in the periods in which they are provided. These contracts often include upfront fees billed for activities to familiarize DXC with the client's operations, take control over their administration and operation, and adapt them to DXC's solutions. These activities typically do not qualify as separate units of accounting, and the related revenues are deferred until service commencement and recognized ratably over the period of performance during the period in which DXC provides the related service, which is typically the life of the contract. Costs are expensed as incurred, except for direct and incremental set-up costs which are capitalized and amortized on a straight-line basis over the life of the contract, which are described in more detail under the heading of intangible assets below. Software transactions that include multiple elements are described below within Multiple-element software sales.

The Company generally provides its services under time and materials contracts, unit price contracts, fixed-price contracts, and multiple-element software sales for which revenue is recognized in the following manner:

Time and materials contracts - Revenue is recorded at agreed-upon billing rates at the time services are provided.

Unit-price contracts. Revenue is recognized based on unit metrics multiplied by the agreed upon contract unit price or when services are delivered.

Fixed-price contracts. For certain fixed-price contracts, revenue is recognized under the percentage-of-completion method as described below; these include certain software development projects and all long-term construction-type contracts. For other fixed-price contracts, revenue is recognized based on the proportion of the services delivered to date as a percentage of the total services to deliver over the contract term. If output or input measures are not available or cannot be reasonably estimated, revenue is recognized ratably over the contract term. Under the percentage-of-completion method, progress towards completion is measured based on either achievement of specified contract milestones, costs incurred as a proportion of estimated total costs, or other measures of progress when appropriate. Profit in a given period is reported at the estimated profit margin to be achieved on the overall contract. This method can result in the recognition of unbilled receivables, the deferral of costs as work in process, or deferral of profit on these contracts. Contracts that require estimates at completion using the percentage-of-completion method accounted for approximately 3% of the Company's revenues for fiscal 2018. Management regularly reviews project profitability and underlying estimates. Revisions to the estimates at completion are reflected in results of operations as a change in accounting estimate in the period in which the facts that give rise to the revision become known by management. Provisions for estimated losses at completion, if any, are recognized in the period in which the loss becomes evident. The provision includes estimated costs in excess of estimated revenue and any profit margin previously recognized.

Multiple-element software sales. For multiple-element arrangements that involve the sale of DXC proprietary software, post contract customer support, and other software-related services, vendor-specific objective evidence ("VSOE") of fair value is required to allocate and recognize revenue for each element. VSOE of fair value is determined based on the price charged where each deliverable is sold separately. In situations where VSOE of fair value exists for all undelivered elements but not a delivered element (typically the software license element), the residual method is used. This method allocates revenue to the undelivered elements equal to their VSOE value with the remainder allocated to the delivered element. If significant customization is required, and VSOE is available to support accounting for the software as a separate unit of account, software revenue is recognized as the related software customization services are performed in accordance with the percentage-of-completion method described above. In situations where VSOE of fair value does not exist for all of the undelivered software-related elements, revenue is deferred until only one undelivered element remains and then recognized following the pattern of delivery of the final undelivered element.
Pension and Other Benefit Plans

The Company accounts for its pension, other post-retirement benefit ("OPEB"), defined contribution and deferred compensation plans using the guidance of ASC 710 "Compensation - General" and ASC 715 "Compensation - Retirement Benefits". The Company recognizes actuarial gains and losses and changes in fair value of plan assets in earnings at the time of plan remeasurement as a component of net periodic benefit expense. Typically plan remeasurement occurs annually during the fourth quarter of each fiscal year. The remaining components of pension and OPEB expense, primarily current period service and interest costs and expected return on plan assets, are recorded on a quarterly basis.

Inherent in the application of the actuarial methods are key assumptions, including, but not limited to, discount rates, expected long-term rates of return on plan assets, mortality rates, rates of compensation increases, and medical cost trend rates. Company management evaluates these assumptions annually and updates assumptions as necessary. The fair value of assets is determined based on the prevailing market prices or estimated fair value of investments when quoted prices are not available.
Software Development Costs

After establishing technological feasibility, and until such time as the software products are available for general release to customers, the Company capitalizes costs incurred to develop commercial software products to be sold, leased or otherwise marketed. Costs incurred to establish technological feasibility are charged to expense as incurred. Enhancements to software products are capitalized where such enhancements extend the life or significantly expand the marketability of the products. Amortization of capitalized software development costs is determined separately for each software product. Annual amortization expense is calculated based on the greater of the ratio of current gross revenues for each product to the total of current and anticipated future gross revenues for the product or the straight-line amortization method over the estimated useful life of the product.

Unamortized capitalized software costs associated with commercial software products are periodically evaluated for impairment on a product-by-product basis by comparing the unamortized balance to the product’s net realizable value. The net realizable value is the estimated future gross revenues from that product reduced by the related estimated future costs. When the unamortized balance exceeds the net realizable value, the unamortized balance is written down to the net realizable value and an impairment charge is recorded.

The Company capitalizes costs incurred to develop internal-use computer software during the application development stage. Costs related to preliminary project activities and post-implementation activities are expensed as incurred. Internal and external costs incurred in connection with development of upgrades or enhancements that result in additional functionality are also capitalized. Capitalized costs associated with internal-use software are amortized on a straight-line basis over the estimated useful life of the software. Purchased software is capitalized and amortized over the estimated useful life of the software. Internal-use software assets are evaluated for impairment whenever events or changes in circumstances occur that could impact the recoverability of these assets.
Share-Based Compensation

Share-based awards are accounted for under the fair value method. The Company provides different forms of share-based compensation to its employees and non-employee directors. This includes stock options and restricted stock units ("RSUs"), including performance-based restricted stock units ("PSUs"). The fair value of the awards is determined on the grant date, based on the Company's closing stock price. For awards settled in shares, the Company recognizes compensation expense based on the grant-date fair value net of estimated forfeitures over the vesting period. For awards settled in cash, the Company recognizes compensation expense based on the fair value at each reporting date net of estimated forfeitures.

The Company uses the Black-Scholes-Merton model to compute the estimated fair value of options granted. This model includes assumptions regarding expected term, risk-free interest rates, expected volatility and dividend yields which are periodically evaluated. The expected term is calculated based on the Company’s historical experience with respect to its stock plan activity and an estimate of when vested and unexercised option shares will be exercised. The expected term of options is based on job tier classifications, which have different historical exercise behavior. The risk-free interest rate is based on the zero-coupon interest rate of U.S. government issued treasury STRIPS with a period commensurate with the expected term of the options.

Expected volatility is based on a blended approach, which uses a two-thirds weighting for historical volatility and one-third weighting for implied volatility. The Company’s historical volatility calculation is based on employee class and historical closing prices of the Company's peer group, in order to better align this factor with the expected terms of the stock options. DXC’s implied stock price volatility is derived from the price of exchange traded options on DXC’s stock with the longest remaining contractual term. Implied volatility is a prospective, forward looking measure representing market participants’ expectations of DXC's future stock price volatility. The dividend yield assumption is based on the respective fiscal year dividend payouts. Forfeitures are estimated based on historical experience.
Business Combinations

Companies acquired during each reporting period are reflected in the results of the Company effective from their respective dates of acquisition through the end of the reporting period. The Company allocates the fair value of purchase consideration to the assets acquired and liabilities assumed based on their fair values at the acquisition date. The excess of the fair value of purchase consideration over the fair value of the assets acquired and liabilities assumed in the acquired entity is recorded as goodwill. If the Company obtains new information about facts and circumstances that existed as of the acquisition date during the measurement period, which may be up to one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed, with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the Company's statements of operations. For contingent consideration recorded as a liability, the Company initially measures the amount at fair value as of the acquisition date and adjusts the liability, if needed, to fair value each reporting period. Changes in the fair value of contingent consideration, other than measurement period adjustments, are recognized as income or expense. Acquisition-related expenses and post-acquisition integration costs are recognized separately from the business combination and are expensed as incurred.
Goodwill Impairment Analysis

The Company tests goodwill for impairment on an annual basis, as of the first day of the second fiscal quarter, and between annual tests if circumstances change, or if an event occurs that would more likely than not reduce the fair value of a reporting unit below its carrying amount. A significant amount of judgment is involved in determining whether an event indicating impairment has occurred between annual testing dates. Such indicators include: a significant decline in expected future cash flows, a significant adverse change in legal factors or in the business climate, unanticipated competition, the disposal of a significant component of a reporting unit and the testing for recoverability of a significant asset group within a reporting unit.

The Company follows GAAP-prescribed rules when determining if goodwill has been impaired. Initially, an assessment of qualitative factors is conducted in order to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. This qualitative analysis, which is commonly referred to as step zero under ASC Topic 350 "Goodwill and Other Intangible Assets", considers all relevant factors specific to the reporting units, including macroeconomic conditions; industry and market considerations; overall financial performance and relevant entity-specific events.

If the Company determines that it is not more likely that the carrying amount for a reporting unit is less than its fair value, then the subsequent two-step goodwill impairment testing process is not required. If the Company determines that it is more likely than not that the carrying amount for a reporting unit is greater than its fair value, then it proceeds with the subsequent two-step process.

The Company has the option to bypass the initial qualitative assessment stage and proceed directly to perform step one of the two-step process. Step one of the process compares each reporting unit’s fair value to its carrying value. If the reporting unit’s fair value exceeds its carrying value, no further procedures are required. However, if a reporting unit’s fair value is less than its carrying value, an impairment of goodwill may exist, requiring a second step to measure the amount of impairment loss. In the second step, the reporting unit’s fair value is determined and allocated to the assets and liabilities of the reporting unit, including any unrecognized intangible assets, in order to calculate the implied fair value of goodwill in the same manner as if the reporting unit was being acquired in a business combination. If the implied fair value of goodwill is less than the recorded goodwill, an impairment charge is recorded for the difference.

When the Company performs step one of the two-step test for a reporting unit, it estimates the fair value of the reporting unit using both the income approach and the market approach. The income approach incorporates the use of a discounted cash flow method in which the estimated future cash flows and terminal values for each reporting unit are discounted to present value using a discount rate. Cash flow projections are based on management's estimates of economic and market conditions, which drive key assumptions of revenue growth rates, operating margins, capital expenditures and working capital requirements. The discount rate is based on the specific risk characteristics of each reporting unit, the weighted-average cost of capital and its underlying forecasts. The market approach estimates fair value by applying performance-metric multiples to the reporting unit's prior and expected operating performance. The multiples are derived from comparable publicly traded companies that have operating and investment characteristics similar to those of the reporting unit. If the fair value of the reporting unit derived using one approach is significantly different from the fair value estimate using the other approach, the Company reevaluates its assumptions used in the two models. Assumptions are modified as considered appropriate under the circumstances until the two models yield similar and reasonable results. The fair values determined by the market approach and income approach, as described above, are weighted to determine the fair value for each reporting unit. The weighting ascribed to the market approach fair value assigned to each reporting unit is influenced by two primary factors: 1) the number of comparable publicly traded companies used in the market approach, and 2) the similarity of the operating and investment characteristics of the reporting units to the comparable publicly traded companies used in the market approach.

If DXC performs a step one analysis for all of its reporting units in conjunction with its annual goodwill testing, it also compares the sum of all of its reporting units’ fair values to the Company's market capitalization (per-share stock price multiplied by the number of shares outstanding) and calculates an implied control premium (the excess of the sum of the reporting units’ fair values over the market capitalization). The Company evaluates the reasonableness of the control premium by comparing it to control premiums derived from recent comparable business combinations. If the implied control premium is not reasonable in light of the comparable business combinations, the Company reevaluates its fair value estimates of the reporting units by adjusting the discount rates and/or other assumptions. As a result, when DXC’s stock price and thus market capitalization is low relative to the sum of the estimated fair value of its reporting units, this reevaluation can result in reductions to the estimated fair values for the reporting units.
Fair Value

The Company applies fair value accounting for its financial assets and liabilities and non-financial assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis. The objective of a fair value measurement is to estimate the price to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. Such transactions to sell an asset or transfer a liability are assumed to occur in the principal market for that asset or liability, or in the absence of the principal market, the most advantageous market.

Assets and liabilities subject to fair value measurement disclosures are required to be classified according to a three-level fair value hierarchy with respect to the inputs used to determine fair value. The level in which an asset or liability is disclosed within the fair value hierarchy is based on the lowest level input that is significant to the related fair value measurement in its entirety. The levels of input are defined as follows:

Level 1:	Quoted prices unadjusted for identical assets or liabilities in an active market.
Level 2:
Quoted prices for similar assets or liabilities in an active market, quoted prices for identical similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable and market-corroborated inputs which are derived principally from or corroborated by observable market data.

Level 3:	Unobservable inputs that reflect the entity's own assumptions which market participants would use in pricing the asset or liability.
Receivables

The Company records receivables at their face amounts less an allowance for doubtful accounts. Receivables consist of amounts billed and currently due from customers, amounts earned but unbilled (including contracts measured under the percentage-of-completion method of accounting), amounts retained by the customer until the completion of a specified contract, negotiation of contract modification and claims. Unbilled recoverable amounts under contracts in progress generally become billable upon achievement of project milestones or upon acceptance by the customer.

Allowances for uncollectible billed trade receivables are estimated based on a combination of write-off history, aging analysis and any known collectability issues. Unbilled amounts under contracts in progress that are recoverable do not have an allowance for credit losses. Adjustments to unbilled amounts under contracts in progress related to credit quality, should they occur, would be recorded as a reduction of revenues.

DXC uses receivables securitization facilities or receivables sales facilities in the normal course of business as part of managing its cash flows. The Company accounts for receivables sold under these facilities as a sale of financial assets pursuant to ASC 860 “Transfers and Servicing” and derecognizes these receivables, as well as the related allowances, from its balance sheets. Generally, the fair value of the sold receivables approximates the book value due to the short-term nature and, as a result, no gain or loss on sale of receivables is recorded. Under the receivables securitization facility, the deferred purchase price receivable is recorded at fair value, which is determined by calculating the expected amount of cash to be received based on unobservable inputs consisting of the face amount of the receivables adjusted for anticipated credit losses.

The Company reflects cash flows related to receivables facilities as operating activities in its statements of cash flows because the cash received upon both the sale and collection of the receivables is not subject to significant interest rate risk given the short-term nature of the Company’s trade receivables.
Property and Equipment

Property and equipment, which includes assets under capital leases, are stated at cost less accumulated depreciation. Depreciation is computed predominantly on a straight-line basis over the estimated useful lives of the assets or the remaining lease term, whichever is shorter. The estimated useful lives of DXC's property and equipment are as follows:

Buildings	Up to 40 years
Computers and related equipment	4 to 5 years
Furniture and other equipment	3 to 15 years
Leasehold improvements	Shorter of lease term or useful life up to 20 years
Intangible Assets

The Company's estimated useful lives for finite-lived intangibles are shown in the table below:

Software	2 to 10 years
Outsourcing contract costs	Contract life, excluding option years
Customer related intangibles	Expected customer service life
Acquired contract related intangibles	Contract life and first contract renewal, where applicable

Software is amortized using predominately the straight-line method. Costs of outsourcing contracts, including costs incurred for bid and proposal activities, are generally expensed as incurred. However, certain costs incurred upon initiation of an outsourcing contract are deferred and expensed on a straight-line basis over the contract life. These costs represent incremental external costs or certain specific internal costs that are directly related to the contract acquisition or transition activities and can be separated into two principal categories: contract premiums and transition/set-up costs. Contract premiums represent amounts paid to customers in excess of the fair value of assets acquired and are amortized as a reduction to revenues. Transition/set-up costs are primarily associated with assuming control over a customer's IT operations and transforming them pursuant to contract specifications. Acquired contract related and customer related intangible assets are amortized in proportion to the estimated undiscounted cash flows projected over the estimated life of the asset or on a straight-line basis if such cash flows cannot be reliably estimated.
Impairment of Long-Lived Assets and Finite-Lived Intangible Assets

Long-lived assets such as property and equipment and finite-lived intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or group of assets may not be recoverable. Recoverability of long-lived assets or groups of assets is assessed based on a comparison of the carrying amount of such assets to the estimated future net cash flows. If estimated future net cash flows are less than the carrying amount of such assets, an expense is recorded in the amount required to reduce the carrying amount of such assets to fair value. Fair value is determined based on a discounted cash flow approach or, when available and appropriate, comparable market values. Long-lived assets to be disposed of are reported at the lower of their carrying amount or their fair value less costs to sell.
Income Taxes

The Company uses the liability method in accounting for income taxes. Deferred tax assets and liabilities are recorded for the expected future tax consequences of temporary differences between financial statement carrying amounts of assets and liabilities and their respective tax bases, using statutory tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in the results of operations in the period that includes the related enactment date.

A valuation allowance is established when it is more likely than not that all or a portion of a deferred tax asset will not be realized. Changes in valuation allowances from period to period are included in the Company’s tax provision during the period in which the change occurred. In determining whether a valuation allowance is warranted, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, taxable income in prior carryback years, projected future taxable income, tax planning strategies and recent financial operations. The Company recognizes uncertain tax positions when it is more likely than not that the tax position will be sustained upon examination. Uncertain tax positions are measured based on the probabilities that the uncertain tax position will be realized upon final settlement.

All tax-related cash flows resulting from excess tax benefits related to the settlement of share-based awards are classified as cash flows from operating activities and cash paid by directly withholding shares for tax withholding purposes is classified as a financing activity in the statements of cash flows.
Cash and Cash Equivalents

The Company considers investments with an original maturity of three months or less to be cash equivalents. The Company’s cash equivalents consist of time deposits, money market funds and money market deposit accounts with a number of institutions that have high credit ratings.
Foreign Currency

The local currency of the Company's foreign affiliates is generally their functional currency. Accordingly, the assets and liabilities of the foreign affiliates are translated from their respective functional currency to U.S. dollars using fiscal year-end exchange rates, income and expense accounts are translated at the average rates in effect during the fiscal year and equity accounts are translated at historical rates. The resulting translation adjustment is reported in the statements of comprehensive income and recorded as part of accumulated other comprehensive income ("AOCI").
Derivative Instruments

The Company designates certain derivative instruments as hedges for purposes of hedge accounting, as defined under ASC 815 “Derivatives and Hedging.” For such derivative instruments, the Company documents its risk management objectives and strategy for undertaking hedging transactions, as well as all relationships between hedging and hedged risks. The Company's derivative instruments designated for hedge accounting consist mainly of interest rate swaps and foreign currency forward and option contracts. Changes in the fair value measurements of these derivative instruments are reflected as adjustments to other comprehensive income and subsequently reclassified into earnings in the period during which the hedged transactions occurred. Any ineffectiveness or excluded portion of a designated hedge is recognized in earnings.

The derivative instruments not designated as hedges for purposes of hedge accounting include total return swaps and certain short-term foreign currency forward contracts. These instruments are recorded at their respective fair values and the change in their value is reported in current period earnings. The Company does not use derivative instruments for trading or speculative purpose. The Company reports the effective portion of its cash flow hedges in the same financial statement line item as changes in the fair value of the hedged item. All cash flows associated with the Company's derivative instruments are classified as operating activities in the statements of cash flows.
Recently Adopted Accounting Pronouncements

During fiscal 2018, DXC adopted the following Accounting Standards Updates ("ASU") issued by the Financial Accounting Standards Board:

Date Issued and ASU	Date Adopted and Method	Description	Impact
October 2016 ASU 2016-17 Consolidation (Topic 810): Interests held through Related Parties that are under Common Control	April 1, 2017 Retrospectively
This update alters how a decision maker considers indirect interests in a variable interest entity ("VIE") held through an entity under common control and simplifies that analysis to require consideration of only an entity’s proportionate indirect interest in a VIE held through a common control party.
The adoption of this update did not have a material impact on our financial statements.
Accounting Pronouncements Adopted April 1, 2018

Effective April 1, 2018, DXC adopted the following Accounting Standards Updates ("ASU") issued by the Financial Accounting Standards Board:

Date Issued and ASU	Date Adopted and Method	Description	Impact
May 2014 ASU 2014-09 “Revenue from Contracts with Customers (Topic 606)"	April 1, 2018 Modified-retrospective
The core principle of this update, and the subsequent amendments, is that revenue is recognized when the transfer of goods or services to customers occurs in an amount that reflects the consideration to which DXC expects to be entitled in exchange for those goods or services. The guidance also addresses the timing of recognition of certain costs incurred to obtain or fulfill a customer contract. Further, it requires the disclosure of sufficient information to enable readers of DXC’s financial statements to understand the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, and information regarding significant judgments and changes in judgments made. This update provides two methods of adoption: full retrospective and modified retrospective. Under the full retrospective method, the standard would be applied to all periods presented with previously disclosed periods restated under the new guidance. Under the modified retrospective method, prior periods would not be restated but rather a cumulative catch-up adjustment would be recorded on the adoption date.

The Company adopted this standard using the modified retrospective method. The Company has applied the standard to only those contracts that were not completed at the adoption date. The adoption resulted in the following impacts.

The Company recorded a net increase to opening retained earnings, net of income taxes, of approximately $114 million as of April 1, 2018 due to the cumulative impact of adopting Topic 606, with the impact primarily related to the capitalization of approximately certain sales commissions of $158 million offset by a reduction in deferred tax and income tax liabilities of approximately $40 million. In addition, the Company has recorded a reduction in contract liabilities of approximately $381 million and other current assets and other assets of $385 million, primarily related to the net down of certain long term contract asset and contract liability balances and the change in timing of revenue and costs recognized related to our software contracts.

March 2017 ASU 2017-07 “Compensation - Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost"	April 1, 2018 Retrospective
This update is intended to improve the presentation of net periodic pension cost and net periodic post-retirement benefit cost in an entity's financial statements by requiring the service cost component be disaggregated from other components of net benefit costs and presented in the same line item or items as other compensation costs for the employees. Additionally, only the service cost component of net benefit cost is eligible for capitalization when applicable. This update must be applied retrospectively.

DXC reclassified non-service cost components of net periodic pension (income) expense from "costs of services" and "selling, general and administrative" to "other income, net" in the statements of operations for the twelve months ended March 31, 2018, March 31, 2017 and April 1, 2016, respectively. The service cost component of net periodic pension (income) expense remaining in "costs of services" and "selling, general and administrative" is $121 million, $23 million and $25 million for the twelve months ended March 31, 2018, March 31, 2017 and April 1, 2016, respectively.

August 2016 ASU 2016-15 “Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments"	April 1, 2018 Retrospective
This update addressed eight cash flow classification issues that have created diversity in practice, providing definitive guidance on classification of certain cash receipts and payments. This update must be adopted retrospectively for all periods presented but may be applied prospectively if retrospective application would be impracticable.

ASU 2016-15 requires the company to classify cash receipts related to its beneficial interests in securitization transactions, which is the deferred purchase price (the “DPP”) recorded in connection with the Company's Receivables Securitization Facility, within investing activities in its statements of cash flows. The Company adopted ASU 2016-15 during the three months ended June 30, 2018, and retrospectively adjusted prior fiscal periods, using each month’s transactional activity as the unit of account in determining the portions of transferred trade receivables as operating activities and investing activities. The Company intends to evaluate whether a change is necessary in the unit of account used in determining the portions of transferred trade receivables pertaining to operating activities and investing activities to approximate each day’s transactional activity. The Company is unable to estimate the impact of such change for the current period and may revise its presentation of cash receipts related to the DPP in its next Quarterly Report and reflect the change on a retrospective basis to all periods presented, if practicable. See Note 5 - "Receivables" for more information about the Receivables Securitization Facility.

ASU 2016-18 “Statement of Cash Flows (Topic 230): Restricted Cash (A Consensus of the FASB Emerging Issues Task Force"	April 1, 2018 Retrospective
This update requires that amounts described as restricted cash or restricted cash equivalents must be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. This update must be applied retrospectively.

DXC reclassified restricted cash to beginning-of-period and end-of-period cash and cash equivalents on the statement of cash flows. $68 million of restricted cash is included within assets of discontinued operations in the Company's balance sheet as of March 31, 2018.

See Note 21 - "Reconciliation of Previously Reported Amounts to Recast Financial Statements" for the financial statement impact of the adoption of these ASU's.
New Accounting Pronouncements:

The following ASUs were recently issued but have not yet been adopted by DXC:

Date Issued and ASU	DXC Effective Date	Description	Impact
February 2016 ASU 2016-02 "Leases (Topic 842)"	Fiscal 2020
This update is intended to increase transparency and comparability among organizations by recognizing virtually all lease assets and lease liabilities on the balance sheet and disclosing key information about lease arrangements. Early adoption of this update is permitted. This update must be adopted using a modified retrospective transition and provides for certain practical expedients.

DXC is currently evaluating the effect the adoption will have on its existing accounting policies and the financial statements in future reporting periods, but expects there will be an increase in assets and liabilities on its balance sheets at adoption due to the recording of right-of-use assets and corresponding lease liabilities, which may be significant.

May 2017 ASU 2017-09, “Compensation - Stock Compensation (Topic 718): Scope of Modification Accounting”	Fiscal 2019
This update provides clarity as to what changes to the terms or conditions of share-based payment awards require an entity to apply modification accounting in Topic 718. This ASU is applied prospectively to changes in terms or conditions of awards occurring on or after the adoption date.

DXC will consider the impact that this update may have on future stock-based payment award modifications should they occur.
August 2017 ASU 2017-12, “Derivatives and Hedging (Topic 815)”	Fiscal 2020
This update was issued to improve the financial reporting of hedge relationships to better portray the economic results of an entity’s risk management activities in its financial statements and to make certain improvements to simplify the application of hedge accounting. This update must be adopted by applying the standard to existing hedge instruments at the adoption date and early adoption is permitted.

DXC is currently evaluating the effect the adoption of this update will have on its financial statements.
June 2016 ASU 2016-13, “Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments”	Fiscal 2021
This update is intended to provide financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. To achieve this objective, the amendments in this update replace the existing incurred loss impairment methodology with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. This update must be adopted using a prospective transition approach for debt securities for which an other-than-temporary impairment has been recognized before the effective date

DXC is currently evaluating its trade receivables and financial arrangements for the potential impact this update may have on its financial statements in future reporting periods.

Other recently issued ASUs effective after March 31, 2018 are not expected to have a material effect on DXC's financial statements.